Note 10 - Derivatives - Change in Fair Value of Derivative Liabilities (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	(Gain) on derivative instruments	(Gain) on derivative instruments